Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Capitalized Software Development Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥
Liquidity
Net (loss)/income	¥ 29,657	$ 4,242	¥ 83,699	¥ (101,097)
Net cash (used in)/provided by operating activities	(109,068)	$ (15,598)	96,281	232,838
Working capital	¥ 660,524
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	6.9931				6.9931
Short-term investments	¥ 853,704		432,823		$ 122,078
Impairment loss on financial assets measured at amortised cost	¥ 0		0	0
Land use rights, amortization period	49 years	49 years
Unamortized amount	¥ 18,860		32,849		$ 2,697
Asset pledged
Functional Currency and Foreign Currency Translation
Short-term investments	¥ 120,517		81,803
Software development cost
Functional Currency and Foreign Currency Translation
Estimated useful life	5 years				5 years
Cost capitalized	¥ 483		1,572	2,750
Amortization expense	2,436		¥ 3,740	¥ 6,994
Unamortized amount	¥ 4,094